Reporting Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Reporting Segments [Abstract]
Reporting Segments

3. Reporting Segments

We have identified our Colorado, Central Texas, Houston, Texas, and Nevada divisions as reportable segments. Our Corporate operations are a nonoperating segment, as it serves to support our homebuilding operations through functions such as our executive, finance, treasury, human resources, and accounting departments.

The following tables summarize home sales, golf and other revenues and income before tax expense by segment (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
Home sales, golf and other revenues
Colorado	$40,291	$37,963	$124,490	$103,971
Central Texas	16,460	3,531	42,746	3,531
Houston	7,365	—	7,365	—
Nevada	27,845	—	46,883	—
Total	$91,961	$41,494	$221,484	$107,502

Income before tax expense
Colorado	$5,620	$6,217	$19,856	$18,383
Central Texas	2,172	232	4,287	232
Houston	(87)	—	(87)	—
Nevada	2,731	—	5,412	—
Corporate	(3,739)	(2,665)	(9,525)	(5,277)
Total	$6,697	$3,784	$19,943	$13,338

The following table summarizes total assets by segment (in thousands):

	September 30,	December 31,
	2014	2013
Colorado	$251,733	$167,948
Central Texas	74,055	27,386
Houston	25,540	—
Nevada	176,982	—
Corporate	110,283	117,305
Total	$638,593	$312,639

Corporate assets include certain cash and cash equivalents, prepaid insurance, deferred financing costs and certain property and equipment.

2. Reporting Segments

We have identified our Colorado and Texas divisions as reportable segments.  Our Corporate operations are a nonoperating segment, as it serves to support our Colorado and Texas divisions through functions such as our executive, finance, treasury, human resources, and accounting departments.  In addition, our Corporate operations include certain assets and income produced from residential rental property in Colorado.

The following tables summarize home sales revenues and pretax income by segment (in thousands):

	Year Ended December 31,
	2013	2012
Colorado	$149,997	$96,030
Texas	21,136	—
Total home sales revenue	$171,133	$96,030

Colorado	$26,117	$11,045
Texas	299	—
Corporate	(8,343)	(3,606)
Total income before taxes	$18,073	$7,439

The following table summarizes total assets by segment (in thousands):

	As of December 31,
	2013	2012
Colorado	$167,948	$80,878
Texas	27,386	—
Corporate	117,305	9,795
Total assets	$312,639	$90,673

Corporate assets include cash and cash equivalents, cash held in trust, prepaid insurance, and certain property and equipment.